LIABILITIES AND DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LIABILITIES AND DEBT
Schedule of accrued expenses and other liabilities

	September 30,	December 31,
	2021	2020
Accrued expenses	$266,646	$92,074
Reserve for returns	20,041	5,229
Payroll related liabilities	1,253,639	843,704
Sales tax liability	242,021	196,410
Other liabilities	71,607	108,229
	$1,853,954	$1,245,646

	December 31,
	2020	2019
Accrued expenses	$92,074	$188,341
Reserve for returns	5,229	100,000
Payroll related liabilities	843,704	412,155
Sales tax liability	196,410	156,707
Other liabilities	108,230	264,114
	$1,245,646	$1,121,317